SIGNIFICANT ACCOUNTING POLICIES - Revenue generated from related parties (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Concentration of credit risk
Revenues	¥ 2,495,322	¥ 4,142,862	¥ 6,250,109
Related parties
Concentration of credit risk
Revenues	¥ 644,879	¥ 1,703,995	¥ 3,350,032
Sales revenue net | Customer concentration risk | Related parties | Company C
Concentration of credit risk
Concentration risk, percentage	25.80%	41.00%	53.50%